Employee Benefits - Summary of Increases in Present Value of Employee Benefits (Parenthetical) (Detail) - Employee	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Number of employees	57,901	59,429
Top of range [member]
Disclosure of defined benefit plans [line items]
Number of employees	50